S000055816 [Member] Fees and Expenses - U.S. Quality ESG Fund	Mar. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell Class I shares or Class K shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Class I or Class K shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]
The following Example is intended to help you compare the cost of investing in Class K shares and Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class K shares or Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 19.93% of the average value of its portfolio.
Portfolio Turnover, Rate	19.93%